Fair Value Loss (Gain) On Derivatives (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary Of Gains Losses On Change In Fair Value Of Derivatives Explanatory

Year Ended December 31,

2021

Gain on embedded derivatives 1	$(784,261)

Deferred charge loss 1	1,615,102

Loss on substantial modification and conversion 1	8,571,881

Gain on warrant liability remeasurement (Note 15) 2	(3,362,601)

Total	$6,040,121